SCHEDULE OF LEASE COST (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	$ 87,874
Operating Lease Expenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	37,461
Operating Lease Expenses One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	55,834
Operating Lease Expenses Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	$ 3,683